Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001105128
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2015
Prospectus Date	rr_ProspectusDate	Oct. 31, 2015